Current and long-term debt - COSCO Shipping Sale and Leaseback (Details)	1 Months Ended
	Sep. 30, 2018 USD ($) tanker	Aug. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,552,473,000	$ 2,910,315,000
COSCO Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 88,000,000		$ 76,500,000	$ 84,200,000
Sale leaseback transaction, term	8 years
Periodic payment per vessel	$ 500,000
Net debt to capitalization ratio	0.65
Consolidated tangible net worth	$ 1,000,000,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Minimum ratio for fair value of vessels	110.00%
COSCO Lease Financing [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period	2 years
COSCO Lease Financing [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period	8 years
COSCO Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.60%
DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments		$ 33,500,000
2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments		$ 92,700,000
STI Battersea and STI Wembley [Member] | Handymax [Member] | Vessels [member] | COSCO Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	2
Borrowings	$ 21,200,000
STI Texas City and STI Meraux [Member] | MR [Member] | Vessels [member] | COSCO Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	2
Borrowings	$ 22,800,000